Fair Value Measurement (FV on recurring and nonrecurring basis) (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Total assets	$ 9.9
Current liabilities:
Related party deferred and contingent consideration	(59.0)	$ (87.7)
Total liabilities	(59.0)	(116.7)
Level 1
Current assets:
Total assets	0.0
Current liabilities:
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	0.0	0.0
Level 2
Current assets:
Total assets	9.9
Current liabilities:
Related party deferred and contingent consideration	(59.0)	(87.7)
Total liabilities	(59.0)	(116.7)
Level 3
Current assets:
Total assets	0.0
Current liabilities:
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	0.0	0.0
Interest Rate Swap
Current assets:
Derivative instruments - Interest rate swap contracts	9.9
Current liabilities:
Derivative instruments - Interest rate swap contracts		(29.0)
Interest Rate Swap | Level 1
Current assets:
Derivative instruments - Interest rate swap contracts	0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts		0.0
Interest Rate Swap | Level 2
Current assets:
Derivative instruments - Interest rate swap contracts	9.9
Current liabilities:
Derivative instruments - Interest rate swap contracts		(29.0)
Interest Rate Swap | Level 3
Current assets:
Derivative instruments - Interest rate swap contracts	$ 0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts		$ 0.0